Loans Measured at Amortized Cost - Summary of Loans (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ 472,071,840	$ 319,429,337	₩ 444,805,287	[1]	₩ 433,038,931
Loans measured at amortized cost
Details Of Loans [Line Items]
Loans At Amortized Cost	477,066,990		449,676,848
Deferred loan origination fees and costs
Details Of Loans [Line Items]
Loans At Amortized Cost	638,230		591,244
Allowances for credit losses
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ (5,633,380)		₩ (5,462,805)

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.